Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Interest expense	15,368	9,277	29,472	18,195
Less: Interest capitalized	(120)	(1,084)	(384)	(2,355)

Interest expense, net	15,248	8,193	29,088	15,840
Swaps termination cash settlements	—	—	(3,685)	—
Interest swap cash settlements non-hedging	—	1,086	—	1,086
Bunkers swap cash settlements	(327)	—	(688)	266
Amortization of loan fees	754	343	1,464	676
Bank charges	114	80	140	141
Change in fair value of non-hedging financial instruments	84	(1,690)	1,419	(2,050)

Net total	15,873	8,012	27,738	15,959